Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Kentucky Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kentucky Tax-Free Short-to-Medium Series
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of income exempt from federal and Kentucky personal income taxes derived from Kentucky municipal securities without incurring undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	COSTS Fees and Expenses of the Kentucky Tax-Free Short to Medium Series Shareholder Fees (fees paid directly from your investment)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses of the Kentucky Tax-Free Short to Medium Series Expenses that you pay each year as a percentage of the value of your investment
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.73%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the same expenses assuming no redemption.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. The nominal maturity of the Fund will normally be between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects the securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed, by any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Kentucky municipal securities, events in Kentucky are likely to directly affect the Fund’s investments and its performance.

The Commonwealth of Kentucky’s non-agricultural economy is diversified among the following sectors: services, wholesale and retail trade, manufacturing, and government. In 2011, Kentucky had per capita personal income of $33,667 (preliminary data) which ranked 47th in the United States (Source: Bureau of Economic Analysis).

The state’s annual average unemployment rate stood at 8.2 percent at the end of June 2012 which matched the national average of 8.2 percent (Source: U.S. Bureau of Labor Statistics). Kentucky had net tax-supported debt per capita of $2,035 as of calendar year-end 2011. The Commonwealth’s debt burden was substantially above the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012). As of June 30, 2012, Kentucky’s appropriation supported debt was rated Aa3 by Moody’s Investors Services and A+ by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

		The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.19 years and an effective maturity of 3.90 years as of June 30, 2012. There is no assurance that the investment objective of the Fund will be achieved.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed, by any bank or the U.S. government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Charts and Tables
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 866-0614 or (859) 254-7741
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dupree-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter Total Return:	3.62%	September 30, 2009
Lowest Quarter Total Return:	-2.15%	December 31, 2010
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	2.36%

Performance Table Heading	rr_PerformanceTableHeading	For the Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Kentucky Tax-Free Short-to-Medium Series | Kentucky Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Redemption Fee if by wire transfer	rr_RedemptionFee	10
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management fee	rr_ManagementFeesOverAssets	0.50%
Distribution fee (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services fee	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	930
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	240
5 years	rr_ExpenseExampleNoRedemptionYear05	417
10 years	rr_ExpenseExampleNoRedemptionYear10	930
2002	rr_AnnualReturn2002	4.93%
2003	rr_AnnualReturn2003	4.02%
2004	rr_AnnualReturn2004	1.44%
2005	rr_AnnualReturn2005	0.77%
2006	rr_AnnualReturn2006	3.30%
2007	rr_AnnualReturn2007	3.94%
2008	rr_AnnualReturn2008	3.14%
2009	rr_AnnualReturn2009	5.18%
2010	rr_AnnualReturn2010	2.41%
2011	rr_AnnualReturn2011	1.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Total Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Total Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Total Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.15%)
1 year	rr_AverageAnnualReturnYear01	6.63%
5 years	rr_AverageAnnualReturnYear05	4.25%
10 years	rr_AverageAnnualReturnYear10	3.62%
Kentucky Tax-Free Short-to-Medium Series | Return After Taxes on Distributions (%) | Kentucky Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.63%
5 years	rr_AverageAnnualReturnYear05	4.25%
10 years	rr_AverageAnnualReturnYear10	3.62%
Kentucky Tax-Free Short-to-Medium Series | Return After Taxes on Distributions & Sale of Fund Shares (%) | Kentucky Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.16%
5 years	rr_AverageAnnualReturnYear05	4.06%
10 years	rr_AverageAnnualReturnYear10	3.54%
Kentucky Tax-Free Short-to-Medium Series | Barclays Capital Municipal Bond Index (Index reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%